Consolidated Balance Sheets (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 2,933,894
Accounts receivable less allowance for doubtful accounts of $142,235 and $0 for Pernix and TransRadio, respectively	28,855,763
Other receivables	10,150
Work in process	753,776
Inventories	4,459,596
Restricted cash	544,017
Deferred tax asset	1,650,715
Prepaid value added tax	29,026
Prepaid expenses and other current assets	3,576,340
Total current assets	42,813,277
Plant, and equipment, net of accumulated depreciation of $964,327 and $1,410,715 for Pernix and TransRadio, respectively	716,010
Retainage receivable greater than one year	9,440
Deferred tax asset, (net of valuation allowance of $15,053,181 at December 31, 2011)	3,883,213
Other assets	195,725
Intangible assets:
Trademark	488,541
Total assets	48,106,206
Liabilities and Stockholders' Equity
Outstanding credit lines	891,709
Accounts payable	24,978,662
Accounts payable - related party	24,555
Accrued expenses	2,085,992
Interest payable - related party	390,514
Other current liabilities	259,016
Short term debt	558,985
Short term debt - related party	1,738,500
Prepayments received on orders	802,345
Billings in excess of costs and estimated earnings	4,354,491
Dividend payable	164,821
Total current liabilities	36,443,286
Other non current liabilities	175,010
Total liabilities	36,618,296
Equity:
Convertible senior preference stock, $0.01 par value, $389,250 involuntary liquidation preference ($170,000 liquidation preference pro forma basis), authorized 50 million shares, 389,250 issued and outstanding at December 31, 2011 (170,000 issued and outstanding proforma basis)	3,893
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued at December 31, 2011	94,037
Additional paid-in capital	77,921,831
Accumulated deficit	(68,109,729)
Accumulated comprehensive (loss)	(538,451)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	9,371,581
Noncontrolling interest	2,116,329
Total equity	11,487,910
Total liabilities and Stockholders' equity	48,106,206
State Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	152,041
Federal Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	41,655
Pro Forma Adjustments [Member]
Assets
Cash and cash equivalents	(19,078)	[1]
Accounts receivable less allowance for doubtful accounts of $142,235 and $0 for Pernix and TransRadio, respectively	(1,097,960)	[1]
Other receivables	0
Work in process	(753,776)	[1]
Inventories	(2,926,188)	[1]
Restricted cash	(544,017)	[1]
Notes Receivable	350,000	[2]
Interest on Notes Receivable	1,910	[2]
Deferred tax asset	508,667	[1]
Prepaid value added tax	(9,723)	[1]
Prepaid expenses and other current assets	(472,702)	[1]
Total current assets	(4,966,412)
Plant, and equipment, net of accumulated depreciation of $964,327 and $1,410,715 for Pernix and TransRadio, respectively	(400,039)	[1]
Retainage receivable greater than one year	0
Deferred tax asset, (net of valuation allowance of $15,053,181 at December 31, 2011)	0
Other assets	(124,290)	[1]
Intangible assets:
Trademark	(488,541)	[1]
Total assets	(5,979,282)
Liabilities and Stockholders' Equity
Outstanding credit lines	(891,709)	[1]
Accounts payable	(451,349)	[1]
Accounts payable - related party	0
Accrued expenses	(277,020)	[1]
Interest payable - related party	0
Other current liabilities	(254,845)	[1]
Short term debt	(558,985)	[1]
Short term debt - related party	(388,500)	[1]
Prepayments received on orders	(802,345)	[1]
Billings in excess of costs and estimated earnings	0
Dividend payable	(107,295)	[1]
Total current liabilities	(3,732,048)
Other non current liabilities	(175,010)	[1]
Total liabilities	(3,907,058)
Equity:
Convertible senior preference stock, $0.01 par value, $389,250 involuntary liquidation preference ($170,000 liquidation preference pro forma basis), authorized 50 million shares, 389,250 issued and outstanding at December 31, 2011 (170,000 issued and outstanding proforma basis)	(2,193)	[3]
Additional paid-in capital	(1,094,058)	[3]
Accumulated deficit	(1,296,576)	[4]
Accumulated comprehensive (loss)	354,516	[1]
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	(2,038,311)
Noncontrolling interest	(33,913)	[1]
Total equity	(2,072,224)
Total liabilities and Stockholders' equity	(5,979,282)
Pro Forma Adjustments [Member] | State Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	0
Pro Forma Adjustments [Member] | Federal Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	0
Pro Forma Adjustments [Member] | Amount Received for the Sale [Member]
Assets
Cash and cash equivalents	1,200,000	[5]
Pro Forma Adjustments [Member] | Payment for Repurchase of Preferred Stock [Member]
Assets
Cash and cash equivalents	(1,203,545)	[3]
Pro Forma [Member]
Assets
Cash and cash equivalents	2,911,271
Accounts receivable less allowance for doubtful accounts of $142,235 and $0 for Pernix and TransRadio, respectively	27,757,803
Other receivables	10,150
Work in process	0
Inventories	1,533,408
Restricted cash	0
Notes Receivable	350,000
Interest on Notes Receivable	1,910
Deferred tax asset	2,159,382
Prepaid value added tax	19,303
Prepaid expenses and other current assets	3,103,638
Total current assets	37,846,865
Plant, and equipment, net of accumulated depreciation of $964,327 and $1,410,715 for Pernix and TransRadio, respectively	315,971
Retainage receivable greater than one year	9,440
Deferred tax asset, (net of valuation allowance of $15,053,181 at December 31, 2011)	3,883,213
Other assets	71,435
Intangible assets:
Trademark	0
Total assets	42,126,924
Liabilities and Stockholders' Equity
Outstanding credit lines	0
Accounts payable	24,527,313
Accounts payable - related party	24,555
Accrued expenses	1,808,972
Interest payable - related party	390,514
Other current liabilities	4,171
Short term debt	0
Short term debt - related party	1,350,000
Prepayments received on orders	0
Billings in excess of costs and estimated earnings	4,354,491
Dividend payable	57,526
Total current liabilities	32,711,238
Other non current liabilities	0
Total liabilities	32,711,238
Equity:
Convertible senior preference stock, $0.01 par value, $389,250 involuntary liquidation preference ($170,000 liquidation preference pro forma basis), authorized 50 million shares, 389,250 issued and outstanding at December 31, 2011 (170,000 issued and outstanding proforma basis)	1,700
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued at December 31, 2011	94,037
Additional paid-in capital	76,827,773
Accumulated deficit	(69,406,305)
Accumulated comprehensive (loss)	(183,935)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	7,333,270
Noncontrolling interest	2,082,416
Total equity	9,415,686
Total liabilities and Stockholders' equity	42,126,924
Pro Forma [Member] | State Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	152,041
Pro Forma [Member] | Federal Income Tax [Member]
Liabilities and Stockholders' Equity
Income tax payable	$ 41,655

[1]	To reflect the removal of TransRadio balance sheet accounts as set forth in the March 26, 2012 Stock Purchase and Transfer Agreement.
[2]	To reflect the loan receivable by Pernix from TransRadio of $350,000 as of December 31, 2011, that remains outstanding at the date of the sale and for which Pernix anticipates repayment from TransRadio during the second quarter of 2012.
[3]	To reflect the April 2, 2012, repurchase of 219,250 Series B Cumulative Convertible Preferred Shares (Series B Preferred Shares) by Pernix from its majority shareholders, Ernil Continental, S.A., BVI. and Halbarad Group, Ltd., BVI for $1.1 million and paid the related accrued dividends of $0.1 million, for a total payment of $1.2 million.
[4]	To reflect additional estimated losses, net of tax, at the time of sale of approximately $1.3 million from the disposition of TransRadio. This loss does not include the reduction in value of assets that was recorded in the fourth quarter of 2011 of $1.7 million to approximate the fair market value of the TransRadio intangible assets as of December 31, 2011.
[5]	To reflect $1.2 million cash Pernix Group Inc. received for the sale of its interest in TransRadio.